SEGMENT REPORTING (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥) segment	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
SEGMENT REPORTING
Number of operating segments	4	4
Number Of Reportable Segments Not Disclosed [Flag]	true	true
Total revenue	¥ 109,898,245	$ 16,196,997	¥ 66,285,032	¥ 68,854,280
Automation product and software
SEGMENT REPORTING
Total revenue	69,751,650	10,280,121	34,114,673	26,831,668
Equipment, accessories and others
SEGMENT REPORTING
Total revenue	27,858,823	4,105,882	18,422,895	20,471,950
Oilfield environmental protection
SEGMENT REPORTING
Total revenue	12,287,772	1,810,994	10,291,333	17,576,573
Platform outsourcing services
SEGMENT REPORTING
Total revenue	¥ 0	$ 0	¥ 3,456,131	¥ 3,974,089